CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Cash and cash equivalents	$ 159,543	$ 6,621	$ 38,820	$ 70,312
Net investment in direct financing leases	688,663	2,778,471	16,958,300	30,011,279
Operating lease, right-of-use asset	0	50,935	63,356	163,041
Property and equipment, net	3,740	2,883	26,592	48,131
Deferred tax assets, net (Note 16)		0	24,474,583	20,836,408
Other assets (Note 8)	611,645	770,985	2,054,907	2,106,321
Non-marketable investment (Note 3)		0	2,828,963	2,912,040
Assets of disposal group classified as held for sale			0	171,954,262
TOTAL ASSETS	1,463,591	3,631,904	46,445,521	228,101,794
Liabilities
Bank loans for capital lease business (Note 9)			0	338,763
Other loans for capital lease business (Note 9)			0	377,393
Interest payable		0	8,320	21,494
Income tax payable (Note 14)			1,423,022	1,202,674
Deposits from direct financing leases		2,050,035	5,294,690	5,406,497
Operating lease liability-current		55,022	47,904	57,990
Other liabilities (Note 10)		3,715,268	3,157,021	2,552,085
Due to related a party		464,000	464,000	464,000
Operating lease liability-non-current (Note 5)		0	7,103	194,089
Liabilities of disposal group classified as held for sale (Note 19)			0	3,036,447
Total Liabilities	6,855,493	6,284,325	10,402,060	13,651,432
Stockholders' Deficit
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2022 and 2021)(Note 10)	1,984	1,984	1,984	1,984
Additional paid-in capital	211,934,432	211,934,432	211,934,432	211,934,432
Statutory reserve	4,687,085	4,687,085	4,687,085	4,687,085
Accumulated losses	(198,429,741)	(195,618,646)	(154,541,342)	21,560,152
Accumulated other comprehensive losses	(23,474,027)	(23,657,276)	(26,038,698)	(23,733,291)
Total Stockholders' Deficit	(5,280,267)	(2,652,421)	36,043,461	214,450,362	$ 273,883,947
TOTAL LIABILITIES AND DEFICIT	$ 1,463,591	$ 3,631,904	$ 46,445,521	$ 228,101,794